Investment in Piceance Energy Summarized Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Current assets	$ 460,789	$ 544,501
Current liabilities	310,806	453,388
Natural gas and oil revenues	5,984	7,739
Income (loss) from operations	(37,532)	(47,405)
Net income (loss)	(47,041)	(79,173)
Piceance Energy [Member]
ASSETS
Current assets	13,168	5,901
Non-current assets	468,379	454,402
Current liabilities	17,103	13,040
Non-current liabilities	107,087	96,738
Natural gas and oil revenues	80,471	61,091
Income (loss) from operations	3,768	(6,765)
Net income (loss)	$ 6,831	$ (10,546)